SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SCHEDULE OF OPTION ACTIVITY UNDER 2021 PLAN AND 2018 PLAN

The following table summarizes the option activity under the 2021 Plan and 2018 Plan for the year ended December 31, 2024:

			Weighted-
			Average
			Remaining	Aggregate
		Weighted-Average	Contractual Term	Intrinsic Value
	Options	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2023	5,230,344	$13.66	8.16	$49,728
Granted	1,489,191	19.70
Exercised	(382,790)	3.88
Cancelled/Forfeited	(3,902,210)	18.01
Outstanding at December 31, 2024	2,434,535	$11.93	6.91	$387
Vested and exercisable at December 31, 2024	1,740,379	10.22	6.44	336

SCHEDULE OF UNVESTED RESTRICTED STOCK UNIT ACTIVITY

		Weighted-
		Average Grant
		Date Fair Value
	Units	Per Unit
Unvested restricted stock units as of December 31, 2023	21,968	$22.26
Granted	—	—
Vested	(5,492)	21.30
Forfeited	(16,476)	22.58
Unvested restricted stock units as of December 31, 2024	—	$—

SCHEDULE OF FAIR VALUE OF STOCK OPTIONS ASSUMPTIONS

Year Ended December 31,
	2024	2023
Expected term (in years)	5.3 - 6.0	5.3 - 6.1
Expected volatility	70.0 - 89.8%	73.9 - 91.5%
Risk-free interest rate	3.6 - 4.5%	3.5 - 4.8%
Expected dividend	—	—

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

Stock-based compensation expense recognized for stock option grants has been reported in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2024	2023
General and administrative	$6,296	$5,285
Research and development	5,015	6,621
Total	$11,311	$11,906

Stock-based compensation expense by type of award included within the consolidated statements of operations and comprehensive (loss) income was as follows:

	Year Ended December 31,
	2024	2023
Stock options	$11,133	$11,494
Restricted stock awards and units	62	201
Employee stock purchase plan awards	116	211
Total	$11,311	$11,906